Document and Entity Information	Oct. 13, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	WEWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address Address Line 1	12 East 49th Street
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10017
City Area Code	646
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001813756
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NONE
Class A Common Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true